UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22821

Investment Company Act File Number

Eaton Vance Floating-Rate Income Plus Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

August 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Plus Fund

August 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 146.2%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 3.0%
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	$1,377	$1,301,654
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	2,184	2,165,548
Term Loan, 3.75%, Maturing June 4, 2021	470	466,261

		$3,933,463

Air Transport — 0.4%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019	$625	$560,875

		$560,875

Automotive — 2.6%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	$626	$626,612
Chrysler Group, LLC
Term Loan, 3.25%, Maturing December 31, 2018	543	541,428
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	173	172,534
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	990	971,232
Horizon Global Corporation
Term Loan, 7.00%, Maturing May 11, 2022	125	123,906
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021	566	566,669
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	300	299,125
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	160	160,081

		$3,461,587

Beverage and Tobacco — 0.4%
Flavors Holdings, Inc.
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	$500	$480,000

		$480,000

Brokerage/Securities Dealers/Investment Houses — 0.2%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	$75	$75,562
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	200	197,000

		$272,562

Building and Development — 2.6%
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022	$274	$273,627
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	547	544,410
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	1,394	1,338,126
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	50	50,250

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	$236	$235,967
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	784	784,045
Summit Materials Companies I, LLC
Term Loan, 4.25%, Maturing July 17, 2022	150	149,391

		$3,375,816

Business Equipment and Services — 11.6%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	$868	$863,793
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	150	150,338
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	645	577,002
Ancestry.com, Inc.
Term Loan, Maturing August 17, 2022(2)	400	396,500
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	222	218,999
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	489	486,813
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	148	143,375
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	247	246,875
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	75	75,328
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	505	445,374
DTZ U.S. Borrower, LLC
Term Loan, Maturing August 5, 2021(2)	675	670,254
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020(3)	195	93,269
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(3)	336	88,182
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019	1,666	1,663,523
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020	571	568,817
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020	30	29,730
Term Loan, 4.00%, Maturing November 6, 2020	267	264,387
Global Healthcare Exchange, LLC
Term Loan, Maturing August 15, 2022(2)	275	275,687
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021	124	124,595
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	319	320,010
ION Trading Technologies S.a.r.l.
Term Loan, 4.25%, Maturing June 10, 2021	434	430,028
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	1,150	1,145,448
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	2,226	2,230,533
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019(3)	355	261,671
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020	289	290,523
RCS Capital Corporation
Term Loan, 7.50%, Maturing April 29, 2019	541	533,795
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021	620	621,139

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
SunGard Data Systems, Inc.
Term Loan, 4.00%, Maturing March 8, 2020	$1,743	$1,743,373
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021	298	298,098
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022	11	11,135
Term Loan, 4.25%, Maturing May 14, 2022	64	63,583

		$15,332,177

Cable and Satellite Television — 0.7%
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing January 20, 2023	$525	$525,082
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021	223	222,583
Mediacom Illinois, LLC
Term Loan, 3.50%, Maturing June 30, 2021	124	124,016
Numericable Group SA
Term Loan, 4.00%, Maturing May 21, 2020	100	99,800

		$971,481

Chemicals and Plastics — 9.9%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019	$516	$516,994
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019	268	268,243
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022	75	75,562
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020	1,405	1,402,954
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021	488	487,608
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022	275	266,177
Colouroz Investment 1, GmbH
Term Loan, 4.50%, Maturing September 7, 2021	39	38,695
Term Loan, 4.50%, Maturing September 7, 2021	234	234,365
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021	100	99,251
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021	124	124,011
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022	150	149,812
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021	523	523,616
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018	1,624	1,619,486
Term Loan, 4.25%, Maturing March 31, 2022	175	174,290
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020	272	262,567
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020	149	148,701
Term Loan, 4.75%, Maturing June 7, 2020	149	149,303
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021	351	352,762
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021	149	149,433
OXEA Finance, LLC
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020	1,000	942,500
Royal Holdings, Inc.
Term Loan, 4.50%, Maturing June 19, 2022	150	149,812

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021	$344	$340,346
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020	19	18,714
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020	106	106,049
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020	262	261,744
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021	1,075	1,073,561
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing March 19, 2020	1,957	1,848,846
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022	850	844,156
Zep, Inc.
Term Loan, 5.75%, Maturing June 27, 2022	400	398,500

		$13,028,058

Clothing/Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, Maturing August 21, 2022(2)	$425	$416,899

		$416,899

Containers and Glass Products — 4.2%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020	$1,955	$1,930,258
Term Loan, 3.75%, Maturing January 6, 2021	159	157,600
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021	398	398,664
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021	99	98,629
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022	324	324,570
Owens-Illinois, Inc.
Term Loan, Maturing August 6, 2022(2)	325	326,083
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020	373	374,034
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018	1,925	1,928,598

		$5,538,436

Cosmetics/Toiletries — 1.2%
KIK Custom Products, Inc.
Term Loan, Maturing August 14, 2022(2)	$400	$392,000
Prestige Brands, Inc.
Term Loan, 3.51%, Maturing September 3, 2021	158	157,523
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019	290	290,141
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	728	703,427

		$1,543,091

Drugs — 3.9%
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021	$275	$275,000
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	223	220,940
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing March 1, 2021	99	98,750
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021	395	393,303

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019	$198	$197,728
Term Loan, 4.25%, Maturing September 30, 2019	995	995,622
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing August 5, 2020	1,990	1,987,826
Term Loan, 4.00%, Maturing April 1, 2022	948	949,079

		$5,118,248

Ecological Services and Equipment — 0.9%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	$957	$951,914
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	211	212,425

		$1,164,339

Electronics/Electrical — 16.3%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021	$573	$441,064
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021	1,994	1,995,590
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021	198	196,513
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021	99	99,498
CommScope, Inc.
Term Loan, 3.75%, Maturing December 29, 2022	250	249,685
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	470	420,382
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020	1,521	1,517,955
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	91	90,267
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	219	212,703
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	928	926,590
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	140	139,500
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	982	982,355
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022	891	890,872
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	2,117	2,060,149
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	575	572,412
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	550	542,068
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	124	123,750
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	293	292,500
Term Loan, 5.25%, Maturing November 19, 2021	264	264,757
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	977	979,390
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	323	322,661
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	113	112,702
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	871	851,810

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	$1,005	$923,810
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	52	51,827
Sirius Computer Solutions, Inc.
Term Loan, 6.25%, Maturing December 7, 2018	324	324,172
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	868	834,297
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	443	442,675
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	85	84,808
Term Loan, 4.00%, Maturing July 8, 2022	522	523,473
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	771	773,293
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	481	474,588
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	221	222,646
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	188	188,409
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	191	191,262
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,372	1,372,505
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	335	334,640
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	518	521,014

		$21,548,592

Financial Intermediaries — 7.0%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	$894	$891,041
First Data Corporation
Term Loan, 3.70%, Maturing March 24, 2018	1,725	1,717,588
Term Loan, 3.95%, Maturing July 8, 2022	200	199,350
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	315	314,347
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	2,261	2,272,689
Hamilton Lane Advisors, LLC
Term Loan, 4.25%, Maturing July 9, 2022	125	125,625
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	130	129,546
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	470	442,567
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	175	175,865
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	1,276	1,273,908
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	766	764,756
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	169	170,250
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	880	835,481

		$9,313,013

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Food Products — 3.5%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	$982	$985,678
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	575	574,521
Del Monte Foods, Inc.
Term Loan, 4.26%, Maturing February 18, 2021	668	645,429
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018	49	49,189
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018	1,504	1,506,791
High Liner Foods, Incorporated
Term Loan, 4.25%, Maturing April 24, 2021	222	222,049
JBS USA, LLC
Term Loan, 3.75%, Maturing September 18, 2020	418	417,824
Term Loan, Maturing August 6, 2022(2)	175	174,672
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021	36	35,599

		$4,611,752

Food Service — 2.9%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 12, 2021	$1,232	$1,233,119
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021	198	192,892
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	633	635,975
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	1,470	1,473,056
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	490	250,092

		$3,785,134

Food/Drug Retailers — 3.4%
Albertsons, LLC
Term Loan, 5.38%, Maturing March 21, 2019	$887	$888,881
Term Loan, 5.00%, Maturing August 25, 2019	565	566,244
Term Loan, 5.50%, Maturing August 25, 2021	223	223,809
New Albertsons, Inc.
Term Loan, 4.75%, Maturing June 27, 2021	1,268	1,267,608
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	1,522	1,527,004

		$4,473,546

Health Care — 17.0%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	$75	$75,160
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	75	75,547
Akorn, Inc.
Term Loan, 5.50%, Maturing April 16, 2021	273	273,393
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	450	450,217
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	583	585,339
Amsurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	149	148,675
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing July 21, 2021	125	125,625
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	497	499,398
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	200	200,123

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020	$104	$99,719
Term Loan, 6.50%, Maturing July 31, 2020	174	166,198
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	723	708,092
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	53	53,487
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	1,111	1,110,358
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	226	226,120
Term Loan, 4.00%, Maturing January 27, 2021	416	417,289
Concordia Healthcare Corp.
Term Loan, 4.75%, Maturing April 21, 2022	75	75,188
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	248	247,505
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	550	550,114
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	1,469	1,470,289
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	157	157,478
Term Loan, 4.25%, Maturing August 30, 2020	520	520,313
Horizon Pharma Holdings USA, Inc.
Term Loan, 4.50%, Maturing April 22, 2021	550	551,719
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	784	786,206
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	268	261,422
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	1,300	1,302,167
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	371	372,406
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	1,470	1,470,885
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing July 28, 2022	300	295,500
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	500	490,000
Millennium Health, LLC
Term Loan, 5.25%, Maturing April 16, 2021	1,042	520,343
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	352	274,057
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	256	199,238
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	148	147,801
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	1,172	1,166,176
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	919	905,041
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	817	806,103
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022	125	125,313
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	838	839,452
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018	590	587,427
RegionalCare Hospital Partners, Inc.
Term Loan, 5.25%, Maturing April 19, 2019	495	492,091

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	$187	$186,933
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	175	174,781
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	491	486,623
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	299	294,955
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019	489	487,376
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	1,032	1,030,950

		$22,490,592

Home Furnishings — 0.5%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	$712	$712,997

		$712,997

Industrial Equipment — 5.9%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	$968	$939,709
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021	115	114,615
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	251	252,038
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020	1,882	1,799,778
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021	713	707,531
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022	111	111,039
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020	297	297,680
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021	103	103,317
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019	455	455,076
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020	2,088	2,075,883
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021	465	460,601
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021	371	371,519
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021	88	87,889

		$7,776,675

Insurance — 5.5%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing July 15, 2022	$500	$499,562
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019	1,761	1,776,140
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	1,191	1,186,265
Term Loan, 5.00%, Maturing August 4, 2022	1,450	1,438,219
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	275	271,219
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	491	447,017
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	737	730,679

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	$883	$880,700

		$7,229,801

Leisure Goods/Activities/Movies — 5.3%
Aufinco Pty Limited
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	$800	$800,000
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019	2,000	2,003,036
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	100	100,323
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	66	66,433
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing June 17, 2022	57	57,071
Term Loan, 5.50%, Maturing June 17, 2022	443	442,304
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	350	347,703
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021	297	296,070
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	784	783,838
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	307	222,377
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	496	488,087
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	1,470	1,455,165

		$7,062,407

Lodging and Casinos — 2.8%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	$870	$863,408
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	53	52,806
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	110	110,535
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	205	204,822
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019	29	29,124
Term Loan, 5.50%, Maturing November 21, 2019	68	67,955
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	1,167	1,166,881
La Quinta Intermediate Holdings, LLC
Term Loan, 3.75%, Maturing April 14, 2021	250	249,995
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	134	134,383
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	98	97,943
RHP Hotel Properties L.P.
Term Loan, 3.50%, Maturing January 15, 2021	173	173,655
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	298	295,012
Term Loan, 6.00%, Maturing October 1, 2021	224	221,870
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020	98	98,004

		$3,766,393

Nonferrous Metals/Minerals — 3.8%
Alpha Natural Resources, LLC
DIP Loan, 3.33%, Maturing January 31, 2017(4)	$300	$294,750
Term Loan, 3.50%, Maturing May 22, 2020	1,955	1,075,250

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018	$1,466	$792,588
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	150	149,625
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019	491	434,756
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017	75	69,000
Term Loan, 7.50%, Maturing April 16, 2020	475	357,833
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	534	373,729
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	700	692,927
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	583	571,974
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	175	161,875

		$4,974,307

Oil and Gas — 4.4%
Ameriforge Group, Inc.
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020(3)	$950	$593,750
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	872	845,930
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	353	353,512
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	248	247,970
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	272	210,994
Energy Transfer Equity L.P.
Term Loan, 4.00%, Maturing December 2, 2019	93	92,070
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	246	215,953
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	175	66,792
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	272	193,828
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	223	143,199
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	1,209	836,052
Seventy Seven Operating, LLC
Term Loan, 3.75%, Maturing June 25, 2021	124	106,425
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	10	7,900
Term Loan, 4.25%, Maturing December 16, 2020	26	21,183
Term Loan, 4.25%, Maturing December 16, 2020	185	152,278
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	98	84,627
Term Loan, 4.25%, Maturing October 1, 2019	160	138,550
Term Loan, 4.25%, Maturing October 1, 2019	1,211	1,045,595
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	99	81,180
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	65	65,401
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	323	269,926

		$5,773,115

Publishing — 2.8%
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	$320	$320,925

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	$1,955	$1,256,992
Houghton Mifflin Harcourt Publishing Company
Term Loan, 4.00%, Maturing May 31, 2021	100	99,250
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	396	396,347
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	1,051	945,801
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	150	149,625
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	74	73,476
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	174	174,632
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	320	320,060

		$3,737,108

Radio and Television — 4.6%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	$123	$117,284
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	523	513,250
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021	50	49,811
Clear Channel Communications, Inc.
Term Loan, 6.95%, Maturing January 30, 2019	500	441,875
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	1,081	996,878
Entercom Radio, LLC
Term Loan, 4.03%, Maturing November 23, 2018	324	324,291
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	903	891,971
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 15, 2020	173	172,300
Media General, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	115	114,954
TWCC Holding Corp.
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020	1,000	944,063
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020	1,470	1,462,326

		$6,029,003

Retailers (Except Food and Drug) — 8.4%
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020	$574	$572,368
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	480	452,117
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022	731	732,215
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019	236	237,626
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	765	607,467
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	1,888	1,855,064
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	236	236,415
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	1,466	1,463,867
Term Loan, 4.00%, Maturing January 28, 2020	248	248,196

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	$1,081	$1,071,132
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022	700	700,547
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022	1,222	1,221,590
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	435	405,171
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	124	123,131
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021	520	523,840
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019	148	146,234
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	472	441,765

		$11,038,745

Steel — 2.5%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	$2,053	$1,667,511
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017	980	974,061
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	412	409,291
Patriot Coal Corporation
Term Loan, 0.00%, Maturing December 15, 2018(3)(5)	518	218,159

		$3,269,022

Surface Transport — 0.4%
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing July 31, 2022(4)	$12	$11,961
Term Loan, 4.00%, Maturing July 31, 2022	27	27,317
Term Loan, 4.00%, Maturing July 31, 2022	86	85,644
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	395	356,487

		$481,409

Telecommunications — 3.4%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	$1,950	$1,915,267
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	424	424,467
Mitel US Holdings, Inc.
Term Loan, 5.00%, Maturing March 31, 2022	200	199,417
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	1,454	1,356,118
Ziggo Financing Partnership
Term Loan, 3.50%, Maturing January 15, 2022	149	147,385
Term Loan, 3.50%, Maturing January 15, 2022	231	228,709
Term Loan, 3.50%, Maturing January 15, 2022	245	242,395

		$4,513,758

Utilities — 3.9%
Calpine Construction Finance Company L.P.
Term Loan, 3.25%, Maturing January 31, 2022	$148	$145,114
Calpine Corporation
Term Loan, 3.50%, Maturing May 27, 2022	825	817,266
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	784	783,510
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	117	117,342

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	$99	$99,391
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	28	28,528
Term Loan, 5.00%, Maturing December 19, 2021	643	645,129
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	497	482,784
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021	546	521,885
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	575	578,594
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	346	347,602
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	584	582,116

		$5,149,261

Total Senior Floating-Rate Interests (identified cost $200,539,443)		$192,933,662

Commercial Mortgage-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
COMM, Series 2014-LC17, Class D, 3.687%, 10/10/47(6)	$100	$84,892
JPMBB, Series 2014-C23, Class D, 4.109%, 9/15/47(6)(7)	100	84,965

Total Commercial Mortgage-Backed Securities (identified cost $169,939)		$169,857

Corporate Bonds & Notes — 8.5%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 0.3%
Bombardier, Inc.
7.45%, 5/1/34(6)	$500	$352,500

		$352,500

Building and Development — 0.3%
MDC Holdings, Inc.
6.00%, 1/15/43	$533	$455,715

		$455,715

Diversified Financial Services — 0.5%
Navient Corp.
5.625%, 8/1/33	$950	$650,750

		$650,750

Engineering & Construction — 0.3%
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/1/22(6)	$597	$342,020

		$342,020

Food/Drug Retailers — 0.3%
ESAL GmbH
6.25%, 2/5/23(6)	$350	$341,250

		$341,250

Security	Principal Amount (000’s omitted)		Value
Industrial Equipment — 0.3%
Empresas ICA SAB de CV
8.875%, 5/29/24(6)		$775	$350,688

			$350,688

Metals/Mining — 0.6%
Newmont Mining Corp.
4.875%, 3/15/42		$1,030	$780,379

			$780,379

Nonferrous Metals/Minerals — 0.2%
Teck Resources, Ltd.
5.20%, 3/1/42		$370	$239,328
5.40%, 2/1/43		71	46,458

			$285,786

Oil and Gas — 0.3%
Petrobras Global Finance BV
5.625%, 5/20/43		$605	$421,503

			$421,503

Retailers (Except Food and Drug) — 1.6%
JC Penney Corp., Inc.
6.375%, 10/15/36		$2,900	$2,138,750

			$2,138,750

Software and Services — 0.7%
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(6)		$1,305	$877,612

			$877,612

Steel — 0.2%
Cliffs Natural Resources, Inc.
6.25%, 10/1/40		$950	$279,063
JMC Steel Group, Inc.
8.25%, 3/15/18(6)		60	47,850

			$326,913

Telecommunications — 2.9%
Avaya, Inc.
10.50%, 3/1/21(6)		$1,100	$734,250
Axtel SAB de CV
9.00%, 1/31/20(6)		390	372,450
Oi SA
5.75%, 2/10/22(6)		425	308,125
Telecom Italia Capital SA
6.00%, 9/30/34		2,490	2,452,650

			$3,867,475

Total Corporate Bonds & Notes (identified cost $13,250,264)			$11,191,341

Foreign Government Bonds — 1.6%

Security	Principal Amount (000’s omitted)		Value
Brazil — 0.2%
Federative Republic of Brazil
12.50%, 1/5/16	BRL	940	$256,834

			$256,834

Security	Principal Amount (000’s omitted)		Value
Mexico — 0.3%
Mexican Bonos
7.75%, 5/29/31	MXN	6,250	$422,433

			$422,433

Supranational — 1.1%
Inter-American Development Bank
7.20%, 11/14/17	IDR	4,230,000	$281,272
International Finance Corp.
7.80%, 6/3/19	INR	54,990	857,799
8.25%, 6/10/21	INR	18,100	289,317

			$1,428,388

Total Foreign Government Bonds (identified cost $2,427,794)			$2,107,655

Convertible Bonds — 2.4%

Security	Principal Amount (000’s omitted)		Value
Home Builders — 1.0%
KB Home
1.375%, 2/1/19		$510	$488,325
Ryland Group, Inc. (The)
0.25%, 6/1/19		645	603,478
Standard Pacific Corp.
1.25%, 8/1/32		210	249,244

			$1,341,047

Machinery – Diversified — 0.3%
Chart Industries, Inc.
2.00%, 8/1/18		$400	$358,250

			$358,250

Oil & Gas — 0.0%(8)
American Energy - Utica, LLC
3.50%, 3/1/21(6)(9)		$200	$51,500

			$51,500

Semiconductors — 0.8%
Novellus Systems, Inc.
2.625%, 5/15/41		$500	$1,075,000

			$1,075,000

Telecommunications — 0.3%
Ciena Corp.
3.75%, 10/15/18(6)		$250	$328,750

			$328,750

Total Convertible Bonds (identified cost $3,121,108)			$3,154,547

Common Stocks — 4.0%

Security	Shares		Value
Business Equipment and Services — 0.0%
Education Management Corp.(3)(10)(11)		2,334,705	$0

			$0

Security	Shares	Value
Chemicals and Plastics — 0.2%
LyondellBasell Industries NV, Class A	2,185	$186,555

		$186,555

Diversified Financial Services — 0.5%
Medley Capital Corp.	74,500	$616,860

		$616,860

Electronics/Electrical — 0.2%
Intel Corp.	9,000	$256,860

		$256,860

Financial Services — 0.2%
Bank of America Corp.	7,600	$124,184
Regions Financial Corp.	10,000	95,900

		$220,084

Investment Companies — 2.3%
Ares Capital Corp.	59,000	$930,430
PennantPark Investment Corp.	72,837	553,561
Solar Capital, Ltd.	43,000	761,530
THL Credit, Inc.	67,000	834,820

		$3,080,341

Nonferrous Metals/Minerals — 0.0%(8)
Freeport-McMoRan, Inc.	4,945	$52,615

		$52,615

Oil and Gas — 0.2%
Occidental Petroleum Corp.	3,312	$241,809
SandRidge Energy, Inc.(10)	8,922	4,757

		$246,566

Real Estate Investment Trusts (REITs) — 0.1%
VEREIT, Inc.	22,471	$182,914

		$182,914

Telecommunications — 0.3%
Corning, Inc.	10,029	$172,599
Telefonaktiebolaget LM Ericsson ADR	25,000	244,000

		$416,599

Total Common Stocks (identified cost $6,594,245)		$5,259,394

Convertible Preferred Stocks — 1.2%

Security	Shares	Value
Business Equipment and Services — 0.0%(8)
Education Management Corp., Series A-1, 7.50%(3)(10)(11)	2,597	$34,956

		$34,956

Health Care – Products — 0.2%
Alere, Inc., 3.00%	900	$319,500

		$319,500

Mining — 0.2%
Cliffs Natural Resources, Inc., 7.00%	50,000	$192,970

		$192,970

Security	Shares	Value
Oil & Gas — 0.3%
Chesapeake Energy Corp., 5.75%	800	$352,500
SandRidge Energy, Inc., 8.50%	1,270	16,986

		$369,486

Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc., Series J, 4.50%	11,500	$610,305

		$610,305

Total Convertible Preferred Stocks (identified cost $2,792,005)		$1,527,217

Preferred Stocks — 0.1%

Security	Shares	Value
Banks — 0.1%
First Tennessee Bank, 3.75%(6)(12)	255	$183,847

Total Preferred Stocks (identified cost $201,450)		$183,847

Tax-Exempt Investments — 0.6%

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/42	$2,570	$480,847
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	675	118,665
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	700	117,922
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	555	87,912

Total Tax-Exempt Investments (identified cost $768,981)		$805,346

Short-Term Investments — 3.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(13)	$4,930	$4,930,472

Total Short-Term Investments (identified cost $4,930,472)		$4,930,472

Total Investments — 168.4% (identified cost $234,795,701)		$222,263,338

Less Unfunded Loan Commitments — (0.1)%		$(211,968)

Net Investments — 168.3% (identified cost $234,583,733)		$222,051,370

Notes Payable — (40.9)%		$(54,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value — (27.3)%		$(36,000,000)

Other Assets, Less Liabilities — (0.1)%		$(84,409)

Net Assets Applicable to Common Shares — 100.0%		$131,966,961

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

ADR	-	American Depositary Receipt

COMM	-	Commercial Mortgage Trust

DIP	-	Debtor In Possession

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

NPFG	-	National Public Finance Guaranty Corp.

PIK	-	Payment In Kind

BRL	-	Brazilian Real

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after August 31, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(5)	Currently the issuer is in default with respect to interest payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2015, the aggregate value of these securities is $4,460,699 or 3.4% of the Fund’s net assets applicable to common shares.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at August 31, 2015.

(8)	Amount is less than 0.05%.

(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(10)	Non-income producing security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Variable rate security. The stated rate represents the rate in effect at August 31, 2015.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2015 was $3,861.

The Fund did not have any open financial instruments at August 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$234,537,476

Gross unrealized appreciation	$1,384,596
Gross unrealized depreciation	(13,870,702)

Net unrealized depreciation	$(12,486,106)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$191,466,663	$1,255,031	$192,721,694
Commercial Mortgage-Backed Securities	—	169,857	—	169,857
Corporate Bonds & Notes	—	11,191,341	—	11,191,341
Foreign Government Bonds	—	2,107,655	—	2,107,655
Convertible Bonds	—	3,154,547	—	3,154,547
Common Stocks	5,259,394	—	0	5,259,394
Convertible Preferred Stocks	—	1,492,261	34,956	1,527,217
Preferred Stocks	—	183,847	—	183,847
Tax-Exempt Investments	—	805,346	—	805,346
Short-Term Investments	—	4,930,472	—	4,930,472
Total Investments	$5,259,394	$215,501,989	$1,289,987	$222,051,370

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2015 is not presented. At August 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Plus Fund

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	October 26, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 26, 2015